Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 661	$ 704	$ 454
Charged to Costs and Expenses	[1]	1,642	1,474	1,416
Charged to Other Accounts	[2]	0	0	0
Acquisitions	[3]	0	0	214
Deductions	[4]	1,640	1,517	1,380
Balance at End of Period		663	661	704
Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		2,283	2,141	1,182
Charged to Costs and Expenses		2,376	81	283
Charged to Other Accounts	[5]	(19)	61	373
Acquisitions	[6]	0	0	420
Deductions	[7]	0	0	117
Balance at End of Period		$ 4,640	$ 2,283	$ 2,141

[1]
(a) Includes amounts previously written off which were credited directly to this account when recovered. Excludes direct charges and credits to expense for nontrade receivables in the consolidated statements of income.

[2]	(b) Includes amounts related to long-distance carrier receivables which were billed by AT&T.
[3]	(c) Acquisitions of DIRECTV and wireless properties in Mexico in 2015.
[4]	(d) Amounts written off as uncollectible, or related to divested entities.
[5]	(a) Includes current year reclassifications from other balance sheet accounts.
[6]	(b) Acquisitions of DIRECTV and wireless properties in Mexico in 2015.
[7]	(c) Reductions to valuation allowances related to deferred tax assets.